LONG-TERM LOANS TO A SUPPLIER (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
LONG-TERM LOANS TO A SUPPLIER
Aggregate amount of loans committed to Supplier C	$ 625.0
Drawdown period of loan committed to Supplier C (in years)	11
Percentage of prior years' loan principal required to be repaid	97.00%
Period for repayment of 97% of the prior years' loan principal (in years)	2
Loan repayment percentage each year	50.00%
Aggregate loan amount to be repaid	606.3
Amortization to cost of revenues (as a percent)	3.00%
Long-term loan to supplier, additional information
Outstanding principal amount of the loan due from supplier	53
Imputed interest accrued	8.4
Amortization of net imputed interest income for the loans to suppliers recorded as cost of revenue		$ 2.9	$ 2.4